Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill total
ed
$15.1
million and
$4.6
million at the years ended
December
31,
2017,
and
2016.
Core deposit intangible carrying amount was
$2.7
million and
$36,000
for the years ended
December
31,
2017,
and
2016,
respectively. Core deposit accumulated amortization was
$692,000
and
$318,000
for the years ended
December
31,
2017,
and
2016.

Core deposit intangible assets are amortized
to their estimated residual values over their expected useful lives, commonly of ten
 years. Amortization expense totaled
$374,000,
$40,000,
and
$40,000
in
2017,
2016,
and
2015,
respectively. The estimated aggregate future amortization expense for core deposit intangible assets as of
December
31,
2017
is as follows:

2018	$352
2019	341
2020	332
2021	321
2022	309
Thereafter	1,094
Total	$2,749